Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 22,871,940	$ 16,934,202
Restricted cash-bank balances held on behalf of customers	234,541	490,666
Securities owned, at fair value	2,496	2,423
Receivables from broker-dealers and clearing organizations	443,209	1,045,234
Other receivables	98,122	24,194
Prepaids, deposits and other	180,146	147,538
Total current assets	23,830,454	18,644,257
Digital assets	5,157,645
Restricted cash, non-current	1,500,000
Fixed assets, net	16,214,656	17,406,606
Right-of-use assets	88,271	205,532
Other assets	97,103	110,951
Total Assets	46,888,129	36,367,346
Current Liabilities
Payables to customers	21,509,471	18,923,712
Payables to broker-dealers and clearing organizations	859,527	818,582
Accrued expenses and other payables	4,673,342	4,680,129
Short-term borrowings	108,789	3,259,981
Lease liability – current	59,969	152,134
Total current liabilities	27,211,098	27,834,538
Non-current Liabilities
Convertible debentures	10,969,131	1,157,057
Obligation to deliver digital assets	1,597,835
Other non-current liabilities	2,648,666
Lease liability – noncurrent	30,765	55,582
Warrant liabilities		123,188
Total non-current liabilities	15,246,397	1,335,827
Total Liabilities	42,457,495	29,170,365
Commitments and Contingencies
Equity
Preferred shares, $0.0001 par value, 2,500,000,000 shares authorized
Subscription receivable		(49,637)
Additional paid-in capital	82,133,658	77,917,463
Accumulated deficit	(74,780,832)	(67,201,367)
Accumulated other comprehensive losses	(218,671)	(312,081)
Total LGHL shareholders’ equity	7,831,941	10,538,677
Non-controlling interest	(3,401,307)	(3,341,696)
Total equity	4,430,634	7,196,981
Total Liabilities and Equity	46,888,129	36,367,346
Class A Ordinary Shares
Equity
Ordinary shares, value	691,247	177,760
Class B Ordinary Shares
Equity
Ordinary shares, value	$ 6,539	$ 6,539